Defined benefit plans - Summary of Amounts Recognised in the Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3,204	$ 2,979
Interest cost	2,005	2,128
Past Service Cost	146	414
Expected return on plan assets	(1,800)	(2,070)
Defined benefit plans expense	3,555	3,451
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	2,935	2,102
Interest cost	601	620
Past Service Cost	0	206
Expected return on plan assets	(73)	(87)
Defined benefit plans expense	3,463	2,841
Supplemental pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	269	877
Interest cost	1,404	1,508
Past Service Cost	146	208
Expected return on plan assets	(1,727)	(1,983)
Defined benefit plans expense	$ 92	$ 610